Reserves (Details) - Schedule of Reserves of Share Based Payments		Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 AUD ($)
Schedule of Reserves of Share Based Payments [Abstract]
Reserve of share-based payments		$ 3,972,475	$ 3,972,475	$ 3,565,918	$ 3,565,918	$ 2,750,884	$ 2,750,884	$ 866,121
Reserve of Free-attaching options
Reserve of Share Based Payments for Warrants/Free-attaching options [Member]
Schedule of Reserves of Share Based Payments [Abstract]
Reserve of share-based payments			3,972,475		3,565,918		2,750,884
Reserve of Free-attaching options	[1]

[1]	On November 24, 2020 as part of a two tranche placement to sophisticated and professional investors the Group issued a total of 674,694,939 free attaching warrants with an exercise price of A$0.07, expiring on November 23, 2023.